TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of income (loss) from continuing operations before income tax domestic and foreign
	Year ended December 31,
	2025	2024	2023

Domestic (Israel)	$9,400	$7,761	$4,639
Foreign (United States)	8,077	2,792	106

	$17,477	$10,553	$4,745

	Year ended December 31,
	2025	2024	2023
Current:
Domestic (Israel)	$191	$-	$-
Foreign (United States)	58	86	49

	249	86	49
Deferred:
Domestic (Israel)	(8)	(426)	358
Foreign (United States)	1,902	535	169

	1,894	109	527

	$2,143	$195	$576

Schedule of summary of income taxes paid
Income taxes paid
	Year ended December 31,
	2025	2024	2023

Federal taxes
Domestic (Israel)	$71	$39	$-
Foreign (United States)	186	-	-
	$257	$39	$-

Schedule of reconciliation of tax provisions to domestic and effective tax rate
	Year ended December 31,
	2025		2024		2023
	Amount	Percent	Amount	Percent	Amount	Percent

Israel statutory tax rate	$4,020	23%	$2,427	23%	$1,091	23%
Foreign tax effects
United States
Statutory tax rate difference between Israel and United States	(162)	(1)	(56)	(1)	(2)	-
Non-taxable or non-deductible items	23	-	10	-	6	-
Foreign country state/local taxes	139	1	31	-	(133)	(3)
Other adjustments	102	1	(6)	-	325	7
Israel preferred enterprise regime	(1,457)	(8)	(121)	(1)	(476)	(10)
Changes in valuation allowance	126	(1)	(2,338)	(22)	(231)	(5)
Non-taxable or non-deductible items	(34)	-	21	-	-	-
Foreign exchange difference	(558)	(3)	170	2	-	-
Other adjustments	(56)	-	57	1	(4)	-
Effective tax rate	$2,143	12%	$195	2%	$576	12%

Schedule of components of income tax provision
	December 31,
	2025	2024
Deferred tax assets:
Net operating losses carryforward	$2,137	$2,519
Inventory reserves	1,530	1,362
Interest limitation	602	236
Provisions for employee benefits	340	355
R&D expenses	147	222
Capital tax losses carryforward	1,002	876
Others	565	892
Deferred tax assets, before valuation allowance	6,323	6,462
Valuation allowance (VA)	(1,002)	(876)
Deferred tax assets, net	5,321	5,586

Deferred tax liabilities:
Property, plant and equipment	(6,203)	(4,526)
Intangible assets	(108)	(150)
Other temporary differences deferred tax liabilities	(23)	(33)
Deferred tax liabilities	(6,334)	(4,709)

Net	$(1,013)	$877

Schedule of Deferred Tax Assets and Liabilities
Balance, December 31, 2022	$5,202
Deductions during the year	(1,988)
Balance, December 31, 2023	3,214
VA release during the year	(1,114)
Deductions during the year	(1,224)
Balance, December 31, 2024	876
VA increase during the year	126
Balance, December 31, 2025	$1,002